Consolidated Statements of Cash Flow - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income (loss)	$ (315,306)	$ (154,344)	$ (33,239)	$ 989,723
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of property and equipment	83,597	39,344	349,264	280,872
Amortization of intangibles	98,169	97,791	396,795	242,255
Gain on bargain purchase				(2,125,532)
(Increase) decrease in operating assets:
Accounts receivable	1,122,883	922,237	200,951	(798,624)
Unbilled receivables	(236,324)	(79,857)	(73,627)
Prepaid expenses and other	(172,639)	(8,298)	(176,885)
Increase (decrease) in operating liabilities:
Accounts payable	108,497	(209,715)	(1,189,658)	1,249,080
Accrued expenses	29,282	(170,616)	(26,781)	104,312
Customer deposits	349,987	(164,249)	(648,989)	706,895
Settlement liability payable				65,000
Net cash provided by operating activities	1,068,146	272,293	(1,202,169)	713,980
Investing activities:
Purchase of property and equipment	(11,272)	(11,513)	(126,899)	(672,714)
Purchase of customer relationships				(1,300,000)
Deposits		(8,736)	(26,303)	(1,250)
Cash used in investing activities	(11,272)	(20,249)	(153,202)	(1,973,964)
Financing activities:
Repayment of term loan	(59,338)
Net repayment of line of credit	(1,611,090)	(218,617)
Proceeds from borrowing, bridge loan	175,000
Repayment of capital lease obligations	(23,604)	(22,757)
Net proceeds from borrowings, line of credit			1,183,462
Net proceeds from borrowing, line of credit			1,097,859	554,489
Repayment of capital lease obligations			(96,065)	(117,654)
Payments on contingent consideration payable			(219,713)
Proceeds from borrowings, stockholders				1,000,000
Repayment of notes payable - stockholders				(130,000)
Deferred financing costs incurred			(111,042)
Dividends				(200,000)
Net cash provided by financing activities	(1,519,032)	(241,374)	1,854,501	1,106,835
Net (decrease) increase in cash	(462,159)	10,669	499,130	(153,149)
Cash, beginning of period	501,283	2,153	2,153	155,302
Cash, end of period	39,124	12,822	501,283	2,153
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 231,423	$ 44,236	394,344	74,513
Non-cash investing and financing activities:
Property and equipment acquired with capital lease				156,020
Business relationships acquired with debt				874,468
Business relationships acquired through bargain purchase gain				$ 2,125,532